1
Gabelli Growth Innovators ETF
Schedule of Investments — March 31, 2025 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Aerospace and Defense – 4.0%
921
General Electric Co. ................................
$ 184,338
Communication Services – 17.7%
1,545
Alphabet Inc., Cl. C .................................
241,375
434
Meta Platforms Inc., Cl. A .......................
250,140
209
Netflix Inc.† .............................................
194,899
217
Spotify Technology SA† ..........................
119,357
805,771
Consumer Discretionary – 9.7%
1,695
Amazon.com Inc.† ..................................
322,491
1,396
Chipotle Mexican Grill Inc.† ....................
70,093
50
Costco Wholesale Corp. .........................
47,289
439,873
Energy and Utilities – 3.0%
450
GE Vernova Inc. ......................................
137,376
Financials – 15.9%
494
Arthur J. Gallagher & Co. ........................
170,549
1,433
KKR & Co. Inc. ........................................
165,669
453
Mastercard Inc., Cl. A .............................
248,299
299
Moody's Corp. .........................................
139,241
723,758
Health Care – 14.2%
1,166
Boston Scientific Corp.† .........................
117,626
247
Eli Lilly & Co. ...........................................
204,000
275
Intuitive Surgical Inc.† ............................
136,199
504
Stryker Corp. ...........................................
187,614
645,439
Industrials – 3.9%
417
Eaton Corp. plc .......................................
113,353
191
Trane Technologies plc ...........................
64,352
177,705
Information Technology - Semiconductors – 15.2%
552
Applied Materials Inc. .............................
80,106
109
ASML Holding NV ...................................
72,227
1,183
Broadcom Inc. .........................................
198,070
3,162
NVIDIA Corp. ..........................................
342,697
693,100
Information Technology - Software and Services – 16.4%
845
Apple Inc. ................................................
187,700
143
Cadence Design Systems Inc.† .............
36,369
210
CrowdStrike Holdings Inc., Cl. A† ...........
74,042
122
Intuit Inc. .................................................
74,907
631
Microsoft Corp. .......................................
236,871
475
Oracle Corp. ...........................................
66,409
92
ServiceNow Inc.† ....................................
73,245
749,543
TOTAL INVESTMENTS — 100.0%
(cost $3,696,505) ....................................
$ 4,556,903
† Non-income producing security.